BUSINESS COMBINATION (Acquisition of Best Partners, Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended	4 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 03, 2013	Dec. 31, 2013	Sep. 01, 2013
Business Acquisition [Line Items]
Net revenues	$ 332,324	$ 196,702	$ 91,768
Net income	(76,738)	(1,856)	9,430
Customer relationships [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life	4 years 1 month 6 days
Best Partners [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired						100.00%
Share consideration, fair value of shares				20,960
Net revenues					6,220
Net income					1,596
Best Partners [Member] | Customer relationships [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount				3,339
Identified intangible assets, estimated useful life				3 years 3 months 18 days
Best Partners [Member] | Common Shares [Member]
Business Acquisition [Line Items]
Share consideration, number of shares				6,150,342
Share consideration, fair value of shares				$ 20,960